AMG Montrusco Bolton Large Cap Growth Fund
Schedule of Portfolio Investments (unaudited)
July 31, 2025
	Shares	Value
Common Stocks - 99.6%
Communication Services - 15.0%
Alphabet, Inc., Class A	61,264	$11,756,562
Meta Platforms, Inc., Class A	14,635	11,319,294
Netflix, Inc.*	7,186	8,331,448

Total Communication Services		31,407,304
Consumer Discretionary - 12.0%
Amazon.com, Inc.*	74,247	17,381,965
Chipotle Mexican Grill, Inc.*	127,833	5,481,479
Tractor Supply Co.	39,651	2,258,125

Total Consumer Discretionary		25,121,569
Consumer Staples - 3.3%
Monster Beverage Corp.*	118,272	6,948,480
Energy - 1.1%
Valero Energy Corp.	16,616	2,281,543
Financials - 11.3%
Blackrock, Inc.	8,399	9,289,378
JPMorgan Chase & Co.	10,398	3,080,304
Mastercard, Inc., Class A	11,475	6,500,243
Ryan Specialty Holdings, Inc.	79,928	4,890,794

Total Financials		23,760,719
Health Care - 5.0%
Eli Lilly & Co.	6,922	5,122,764
IDEXX Laboratories, Inc.*	10,048	5,368,747

Total Health Care		10,491,511
Industrials - 8.5%
Rollins, Inc.	66,350	3,799,865
Uber Technologies, Inc.*	103,510	9,083,002
	Shares	Value

Waste Connections, Inc. (Canada)	26,680	$4,980,356

Total Industrials		17,863,223
Information Technology - 42.4%
Adobe, Inc.*	24,171	8,645,725
Apple, Inc.	75,860	15,746,260
Fortinet, Inc.*	47,972	4,792,403
Lam Research Corp.	101,725	9,647,599
Microsoft Corp.	37,590	20,054,265
NVIDIA Corp.	112,920	20,085,080
Synopsys, Inc.*	15,819	10,020,862

Total Information Technology		88,992,194
Real Estate - 1.0%
Public Storage, REIT	7,789	2,118,141

Total Common Stocks (Cost $146,770,245)		208,984,684
Short-Term Investments - 1.7%
Other Investment Companies - 1.7%
Dreyfus Government Cash Management Fund, Institutional Shares, 4.20%[1]	1,407,664	1,407,664
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 4.28%[1]	2,111,496	2,111,496

Total Short-Term Investments (Cost $3,519,160)		3,519,160
Total Investments - 101.3% (Cost $150,289,405)		212,503,844
Other Assets, less Liabilities - (1.3)%		(2,725,571)
Net Assets - 100.0%		$209,778,273

*	Non-income producing security.
[1]	Yield shown represents the July 31, 2025, seven day average yield, which refers to the sum of the previous seven days' dividends paid, expressed as an annual percentage.

REIT	Real Estate Investment Trust

AMG Montrusco Bolton Large Cap Growth Fund
Schedule of Portfolio Investments (continued)
The following table summarizes the inputs used to value the Fund's investments by the fair value hierarchy levels as of July 31, 2025:
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks†	$208,984,684	—	—	$208,984,684
Short-Term Investments
Other Investment Companies	3,519,160	—	—	3,519,160
Total Investments in Securities	$212,503,844	—	—	$212,503,844

†	All common stocks held in the Fund are Level 1 securities. For a detailed breakout of common stocks by major industry classification, please refer to the Fund's Schedule of Portfolio Investments.
For the period ended July 31, 2025, there were no transfers in or out of Level 3.
For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent semi or annual report.